Submission	Jan. 20, 2026
Submission [Line Items]
Central Index Key	0001861622
Registrant Name	JET.AI INC.
Registration File Number	333-281578
Form Type	S-3
Submission Type	S-3MEF
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A